Risk Management - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) economic_scenario	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	100.00%
Financial assets	£ (1,204,773)	£ (1,172,063)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.80%	4.30%
Financial assets	£ (4,956)	£ (8,002)
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4,956)	£ (8,002)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	11.50%	10.20%
Financial assets	£ (19,749)	£ (24,511)
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (19,749)	£ (24,511)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.70%	0.80%
Financial assets	£ (116,204)	£ (110,322)
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(116,204)	(110,322)
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,860	4,514
Accumulated impairment | ECL collectively assessed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,712	3,998
Accumulated impairment | Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41	360	£ 393
Accumulated impairment | Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41	360
Accumulated impairment | Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,557	2,776	2,276
Accumulated impairment | Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,557	2,776
Accumulated impairment | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	791	836	£ 872
Accumulated impairment | Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 791	836
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Credit risk | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5	346
Credit risk | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,981	2,866
Credit risk | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 726	786
Baseline | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	5.20%
Baseline | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	0.90%
Baseline | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5	344
Baseline | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,983	2,863
Baseline | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	690	755
Downside 2 | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5	374
Downside 2 | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,163	3,057
Downside 2 | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,156	£ 1,138